SUBSEQUENT EVENTS (Q1) (Details) - Class A Ordinary Shares [Member] - USD ($)	May 03, 2022	May 16, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Ordinary shares, shares outstanding (in shares)			0	0	0
Subsequent Event [Member]
Subsequent Events [Abstract]
Ordinary shares, redeemed (in shares)	13,824,311
Amount released from trust account to pay such shareholders	$ 140,378,518
Share price (in dollars per share)	$ 10.15
Ordinary shares, shares outstanding (in shares)		3,425,689